Cover	May 21, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 21, 2025
Entity Registrant Name	Sprouts Farmers Market, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36029
Entity Tax Identification Number	32-0331600
Entity Address, Address Line One	5455 E. High Street
Entity Address, Address Line Two	Suite 111
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85054
City Area Code	480
Local Phone Number	814-8016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of Each Class	Common Stock, $0.001 par value
Trading Symbol	SFM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001575515
Amendment Flag	false
Current Fiscal Year End Date	--12-28